GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31
	2011	2012

Balance at the beginning of the year	$18,631	$37,348
Goodwill acquired in business acquisitions	18,112	64,785
Foreign currency translation adjustments	605	526
Balance at the end of the year	$37,348	$102,659